UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22430

Man Long Short Fund
(Exact name of registrant as specified in charter)

One Rockefeller Center, 16th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)

With a copy to:
Orly Lax	Michael S. Caccese
One Rockefeller Center, 16th Floor	K & L Gates LLP
New York, NY 10020	One Lincoln Street
(Name and address of agent for service)	Boston, MA 02111

Registrant’s telephone number, including area code: 646-452-9700

Date of fiscal year end:  March 31, 2012

Date of reporting period:  September 30, 2011

Item 1. Reports to Stockholders.

Man Long Short Fund

Financial Statements

As of and for the period ended September 30, 2011

MAN LONG SHORT FUND

Statement of Assets and Liabilities
September 30, 2011
(Unaudited)

Assets:
Investments in Hedge Funds, at estimated fair value (cost $28,829,123)	$29,828,683
Investments in affiliated Hedge Funds, at estimated fair value (cost $1,000,000)	863,150
Cash and cash equivalents	62,831
Receivable from adviser, net of investment management fees payable	245,689
Prepaid expenses and other assets	95,026
Total assets	31,095,379
Liabilities:
Line of credit	275,000
Trustee fees payable	71,386
Legal fees payable	100,000
Accounts payable and accrued expenses	146,272
Total liabilities	592,658
Net assets	$30,502,721
Net assets consist of:
Paid-in-Capital	$30,947,551
Accumulated net investment loss	(1,379,688)
Accumulated net realized gains	72,148
Net unrealized appreciation on investments	862,710
Net assets	$30,502,721
Net asset value per share outstanding (“NAV”) (3,092,755 shares outstanding)	$9.86*

*	The NAV shown above differs from the traded NAV on September 30, 2011 due to financial statement rounding.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Cost	Fair Value	% of Net Assets
Investments in Hedge Funds(1)
Passive Foreign Investment Companies
Equity Hedge
Long-Short Asia Pacific
Amazon Market Neutral Fund	8,537	$2,390,000	$2,912,805	9.55%
Boyer Allan Pacific Fund, Inc.	1,797	1,310,000	1,174,573	3.85%
Whitney New Japan Investors, Ltd.	1,890	1,890,000	1,879,803	6.16%
Long-Short Emerging Markets
Adelphi Emerging Europe Fund	8,062	1,250,000	1,090,362	3.57%
Amiya Global Emerging Opportunities Fund, Ltd.	4,712	1,000,000	1,080,342	3.54%
Pollux Brazilian Equities Fund	1,350	1,350,000	1,316,358	4.32%
Long-Short Europe
Calypso Global Opportunities Fund, Ltd.	263	270,000	273,950	0.90%
Dabroes Offshore Fund	1,036	1,000,000	953,033	3.12%
EEA Europe Long Short Fund	12,898	1,350,000	1,499,236	4.92%
Lansdowne UK Equity Fund Limited	5,570	2,124,086	2,014,134	6.60%
Meditor European Hedge Fund (B) Limited	508	270,000	268,994	0.88%
Ridley Park Paragon Fund, Ltd.(2)	10,158	1,000,000	863,150	2.83%
RWC Samsara Fund, Inc.	7,455	810,000	846,625	2.78%
Trafalgar Catalyst Fund	575	55,037	55,850	0.18%
Zebedee Focus Fund Limited	13,050	2,160,000	2,550,359	8.36%
Long-Short U.S.
Alydar Fund, Ltd.	2,199	270,000	293,462	0.96%
Alysheba Fund, Ltd.	707	1,080,000	1,384,024	4.54%
Coatue Offshore Fund, Ltd.	17,103	1,870,000	2,250,478	7.38%
Ivory Offshore Flagship Fund, Ltd.	815	810,000	779,473	2.56%
M Kingdon Offshore, Ltd.	6,529	810,000	712,964	2.34%
Newland Offshore Fund, Ltd.	1,528	1,850,000	1,598,983	5.24%
Seligman Health Spectrum Plus Fund	10,039	1,310,000	1,348,120	4.42%
Shannon River Partners, Ltd.	523	810,000	911,132	2.99%
Sursum Offshore Fund, Ltd.	1,076	1,080,000	987,001	3.24%
Zaxis Offshore Limited	758	1,710,000	1,646,622	5.39%
Total Equity Hedge		29,829,123	30,691,833	100.62%
Total Investments		$29,829,123	$30,691,833	100.62%

All securities are non-income producing.

Investments are pledged as collateral to secure borrowings under the line of credit agreement.

(1)	Please refer to Note 3, Fair Value Measurements, for more information regarding the liquidity of the Man Long Short Fund’s investments.
(2)	Affiliated investment.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Operations
Six Months Ended September 30, 2011
(Unaudited)

Investment income:
Dividend income	$31
Total investment income	31
Expenses:
Investment management fees	158,020
Trustee fees	45,886
Legal fees	129,766
Audit fees	39,250
Transfer agent fees	111,103
Regulatory administration fees	58,333
Insurance expense	64,110
Interest expense	237
Other expenses	88,112
Total expenses	694,817
Expenses reimbursed by Adviser	(489,755)
Net expenses	205,062
Net investment loss	(205,031)
Net realized and unrealized loss on investments:
Net realized loss from investments	(34,353)
Change in unrealized appreciation (depreciation) on investments	(1,050,051)
Net realized and unrealized loss from investments	(1,084,404)
Net decrease in net assets resulting from operations	$(1,289,435)

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statements of Changes in Net Assets

	Six Months Ended September 30, 2011 (Unaudited)	For the Period from September 1, 2010 through March 31, 2011*
Net assets, beginning of period	$31,792,156	$100,000
Net increase (decrease) in net assets resulting from operations:
Net investment loss	(205,031)	(227,106)
Net realized gain (loss) from investments	(34,353)	106,501
Change in unrealized appreciation (depreciation) on investments	(1,050,051)	1,912,761
Net increase (decrease) in net assets resulting from operations	(1,289,435)	1,792,156
Distributions from net investment income	—	(947,951)
Change in net assets from distributions	—	(947,951)
Capital Transactions:
Subscriptions	—	29,900,000
Proceeds from reinvestment of dividends	—	947,951
Change in net assets from capital transactions	—	30,847,951
Net assets, end of period	$30,502,721	$31,792,156
Accumulated net investment loss	$(1,379,688)	$(1,149,657)
Class A Share Transactions:
Issued	—	2,990,000
Reinvested	—	92,755
Change in shares	—	3,082,755

*	The Man Long Short Fund commenced operations on September 1, 2010.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Cash Flows
Six Months Ended September 30, 2011
(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(1,289,435)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(898,397)
Proceeds from disposition of investments	819,007
Net realized loss from investments	34,353
Change in unrealized (appreciation) depreciation on investments	1,050,051
Increase in receivable from adviser, net of investment management fees payable	(233,333)
Increase in prepaid expenses and other assets	(83,858)
Increase in trustee fees payable	45,886
Increase in legal fees payable	51,126
Increase in accounts payable and accrued expenses	87,096
Net cash used in operating activities	(417,504)
Cash flows from financing activities:
Borrowings on line of credit	275,000
Net cash provided by financing activities	275,000
Net decrease in cash and cash equivalents	(142,504)
Cash and cash equivalents at beginning of period	205,335
Cash and cash equivalents at end of period	$62,831

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

1. ORGANIZATION

Man Long Short Fund (the “Fund”) was organized on May 25, 2010, as a Delaware statutory trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933 (the “1933 Act”), as a non-diversified closed-end management investment company. The Fund commenced operations on September 1, 2010. The Fund has registered 30,000,000 shares of beneficial interest (“Shares”), which may be issued in more than one class.

The Fund’s investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies. The Fund invests substantially all of its investable assets in hedge funds which are pooled investment vehicles that globally invest in long-short equity strategies including: net long, variable equity, market neutral and dedicated short-selling (“Hedge Funds”).

The Board of Trustees (the “Board” and each member a “Trustee”) provides broad oversight over the operations and affairs of the Fund. A majority of the Board is comprised of independent trustees. The Board is authorized to engage an investment adviser and has selected Man Investments (USA) LLC, (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an advisory agreement (the “Advisory Agreement”). The Adviser is an Illinois limited liability company registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is also registered as a “commodity trading advisor” and a “commodity pool operator” with the Commodity Futures Trading Commission and is a member of the National Futures Association. Under the Advisory Agreement, the Adviser is responsible for the day-to-day management of the Fund and for the allocation of assets to various Hedge Funds, subject to policies adopted by the Board. Man Investments, Inc. (“MII”), an affiliate of the Adviser, will serve as the investor servicing agent and general distributor and as such, provides or procures investor services and administrative assistance for the Fund. MII can delegate all or a portion of its duties as investor servicing agent to other parties, who would in turn act as sub-servicing agents.

Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be against the Fund. However, Fund management expects the risk of loss to be remote.

The Fund offers two classes of shares: Advisor Class and Broker Class (formerly Class A and Class B Shares, respectively). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Broker Class Shares (currently not operational) are subject to a front-end sales load of up to 3.00%. The minimum initial investment in the Fund by any eligible investor is $50,000, and the minimum additional investment in the Fund is $10,000.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH AND CASH EQUIVALENTS

The Fund considers all highly liquid financial instruments with original maturities at the time of purchase of three months or less to be cash equivalents.

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

(c) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(d) ORGANIZATION AND OFFERING COSTS

Organization and initial offering expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. The Adviser has agreed to pay all organizational and initial offering costs.

(e) INVESTMENT SECURITIES TRANSACTIONS

The Fund records investment transactions on a trade-date basis.

Investments that are held by the Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the statement of operations. Realized gains and losses on investments, including Hedge Funds, are calculated using the first-in first-out method to determine cost.

(f) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis.

(g) VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Fund’s administrator (the “Administrator”). The Board’s Valuation Committee has primary responsibility for ensuring that appropriate valuation methods are used to price investments for the Fund.

The Board’s Valuation Committee has adopted valuation policies and procedures and delegated day to day valuation to the adviser’s valuation committee, which applies the Fund’s policies and procedures and interacts with and reports to the Board’s Valuation Committee, as appropriate.

Investments held by the Fund are valued as follows:

•	HEDGE FUNDS – Investments in Hedge Funds are ordinarily carried at fair value based on the valuations provided to the Administrator by the investment managers of such Hedge Funds or the administrators of such Hedge Funds. These Hedge Funds value their underlying investments in accordance with policies established by such Hedge Funds. Prior to the initial investment in any Hedge Fund, the Adviser, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Hedge Fund to determine whether such methods are appropriate for the asset types. All of the Fund’s valuations utilize financial information supplied by each Hedge Fund and are net of management and performance incentive fees or allocations payable to the Hedge Funds’ managers pursuant to the Hedge Funds’ agreements. Generally, Hedge Funds in which the Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by a Hedge Fund for valuation purposes, or whether to adjust such reported value to reflect fair value, consistent with fair value

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

principles used by the Fund for valuing its own investments. Because of the inherent uncertainty of valuation, this fair value may significantly differ from the value that would have been used had a ready market for the investments in Hedge Funds existed. The Fund’s investments in Hedge Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Hedge Funds.

Hedge Funds held by the Fund and other investments made by the Fund may utilize various types of investments and investment strategies, including those described below. The Fund did not invest directly in these investments during the current period.

The Fund is not able to obtain complete investment holding details on each of the Hedge Funds comprising the total portfolio in order to determine if the Fund’s proportional share of any investments held by the Hedge Funds exceed 5% of net assets of the Fund as of September 30, 2011.

•	SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES – In general, the Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event occurs between the close of the foreign exchange and the valuation date of the Fund’s net asset value that would materially affect the value of the security and the net asset value of the Fund, the value of such security and the net asset value of the Fund will be adjusted to reflect the change in the estimated value of the security.
•	DEBT SECURITIES – Short-term debt securities with a remaining maturity of sixty days or less as of the valuation date shall be valued by the amortized cost method. Debt securities with a remaining maturity of more than sixty days shall be valued at representative quoted prices.
•	COMMODITIES AND FUTURES CONTRACTS – Futures contracts ordinarily should be valued at the settlement prices established by the exchanges to determine appreciation or depreciation. The fair value of futures contracts subject to daily limits can often be estimated by interpolation with reference to interest rates and either the value of the current delivery month contract or the spot price.
•	FOREIGN CURRENCY - The accounting records of the Fund are maintained in U.S. dollars. Investments of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollaramounts at the exchange rate on the respective dates of such transactions.

(h) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund may purchase or sell options or enter into futures contracts and swap agreements as part of a strategy to create investment exposure consistent with the Fund’s investment objectives. For the six months ended September 30, 2011, the Fund had no direct derivative activity.

(i) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to the shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. The Fund intends to acquire interests in Hedge Funds organized outside the United States that are

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

treated as corporations for U.S. tax purposes and that will generally be treated as passive foreign investment companies (“PFICS”) for federal income tax purposes. Therefore, no federal income or excise tax provision should be required.

The Adviser has evaluated the tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the six months ended September 30, 2011, the Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) will be subject to examination by tax authorities.

The Fund’s tax cost as of September 30, 2011, was $30,803,299, resulting in an accumulated net unrealized depreciation of $111,466 consisting of $2,062,347 in gross unrealized appreciation and $2,173,813 in gross unrealized depreciation.

As of the latest tax year ended October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$911,149	$(151,956)	$759,193

(j) Distribution to Shareholders

The Fund will distribute substantially all net investment income and net capital gains, if any, at least annually.

Each shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares, unless a shareholder otherwise elects to receive distributions in cash. Generally, for U.S. federal income tax purposes, shareholders receiving Shares under the DRP will be treated as having received a distribution equal to the amount of cash they would have received had the shareholder not participated in the DRP.

(k) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value heirarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

3. FAIR VALUE MEASUREMENTS

The Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1— quoted prices in active markets for identical assets
•	Level 2 — investments that can be fully redeemed at the net asset value in the “near term”
•	Level 3 — investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, all or a portion of the investment is side-pocketed, or have lock-up periods greater than 90 days.

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of September 30, 2011, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments
Passive Foreign Investment Companies
Equity Hedge	$—	$30,635,983	$55,850	$30,691,833
Total Investments	$—	$30,635,983	$55,850	$30,691,833

The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2 or 3 as of September 30, 2011, based on levels assigned to Hedge Funds on March 31, 2011.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of March 31,2011	Transfer In	Gross Purchses	Gross (Sales)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/(Depreciation)	Balance as of September 30, 2011
Investments
Passive Foreign Investment Companies Equity Hedge	$ —	$55,850	$—	$—	$—	$—	$55,850
Total Investments	$—	$55,850	$—	$—	$—	$—	$55,850

The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date.

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

3. FAIR VALUE MEASUREMENTS - (continued)

Certain Hedge Funds in which the Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Hedge Funds in which the Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

A listing of the investments held by the Fund and their attributes as of September 30, 2011, that may qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000's)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Equity Hedge(a)	The Fund's investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies.	$30,692	Monthly – Quarterly	30 – 90	0 – 2 years; up to 5% redemption fee

*	The information summarized in the table above represents the general terms for a majority of the investments in Hedge Funds within the specified investment category. Individual Hedge Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Hedge Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Hedge Funds, would generally be the net asset value as provided by the fund or its administrator. As of September 30, 2011, 32% of the investments have a soft lockup.
(a)	This category includes Hedge Funds that may rely upon specific regional or industry expertise to identify investment opportunities. Industry-focused Hedge Fund Managers may, for example, focus on specific industry sectors such as technology, health care and financials. Hedge Fund Managers’ geographic focus may be as broad as global, U.S., Europe or Asia, or as narrow as a specific country such as Japan. Additionally, long-short equity Hedge Fund Managers may be value-oriented, growth-oriented or opportunistic.

4. SHAREHOLDER ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares, which will generally be accepted as of the first day of each month, the Fund will issue new Shares. No market exists for the Shares, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust. The Fund reserves the right to reject or suspend any contribution at any time. The Fund reserves the right to reject any applications for Shares.

(b) REPURCHASE OF SHARES

From time to time, the Fund will offer to repurchase outstanding Shares pursuant to written tenders by Shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding Shares. In determining whether the Fund should offer to repurchase Shares from Shareholders pursuant to written tenders, the Board will consider a variety of factors. The Adviser currently expects that the Fund will make approximately twelve offers to repurchase Shares over the course of each calendar year.

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

5. INVESTMENT RISKS

In the normal course of business, the Hedge Funds in which the Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Hedge Funds is limited to the value of the investment in such Hedge Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Fund’s overall portfolio.

Hedge Funds selected by the Fund typically manage portfolios of both long and short positions in equity securities. The success of such Hedge Fund Managers depends largely on their ability to identify mispriced stocks. Individual Hedge Funds may incorrectly size their positions despite position and risk limits. Long-short equity Hedge Fund Managers rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long-short equity Hedge Fund Managers typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

6. INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of September 30, 2011, the Fund held investments in Hedge Funds. From time to time the Fund may have advanced subscriptions in Hedge Funds. At September 30, 2011 there were no advanced subscriptions in Hedge Funds.

For the six months ended September 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short term investments) were $2,898,397 and $819,007, respectively.

(b) AFFILIATED HEDGE FUNDS

At September 30, 2011, the Fund’s investments in certain Hedge Funds may be deemed to be investments in affiliated issuers under the 1940 Act, because the Fund and its affiliates own more than a 25% interest in the Hedge Funds. The activity resulting from investments in these Hedge Funds, including interest income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these Hedge Funds and activity is shown below:

				For the Period 7/1/2011 through 9/30/2011				For the Period 7/1/2011 through 9/30/2011
Hedge Funds	Shares 7/1/2011	Shares 9/30/2011	Fair Value 7/1/2011	Cost of Purchases	Cost of Sales	Change in Appreciation/ Depreciation	Fair Value 9/30/2011	Interest/ Dividend Income	Realized Gain/(Loss) on Investments
Ridley Park Paragon Fund Ltd.	—	10,158	$—	$1,000,000	$—	$(136,850)	863,150	$—	$—
			$—	$1,000,000	$—	$(136,850)	$863,150	$—	$—

7. ADMINISTRATION AND CUSTODIAN AGREEMENT

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Fund’s administrator, fund accounting agent and transfer agent (the “Administrator”). For its services as Administrator, the Fund pays Citi a monthly administration fee which is not expected to exceed 0.065%, subject to certain minimum fees, of the aggregate value of outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares).

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

7. ADMINISTRATION AND CUSTODIAN AGREEMENT - (continued)

Citibank N.A. (“Citibank”) serves as the Fund’s custodian. Pursuant to a custodian agreement, Citibank maintains custody of the Fund’s assets. In consideration of these services to the Fund, the Fund pays Citibank a monthly fee which is not expected to exceed 0.025% of the aggregate value of all outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares). In addition, Citibank may charge the Fund for transaction related costs and is entitled to reimbursement of certain expenses.

8. RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

Under the terms of the Advisory Agreement between the Adviser and the Fund, the Adviser is entitled to receive a management fee at an annual rate of 1.00%, based on the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month. The management fee is accrued monthly and payable quarterly in arrears (before any repurchases of Shares).

The Adviser has contractually agreed to limit the total annualized operating expenses of the Fund (exclusive of any borrowing and investment related costs, extraordinary costs, and the costs associated with the underlying Hedge Funds) to 1.25% for Advisor Class Shares and 2.25% for Broker Class Shares (the “Expense Limitation Agreement”) for an initial period of two years, through August 31, 2012. Thereafter, the Expense Limitation Agreement shall automatically renew for one-year terms and may be terminated by the Adviser or the Fund upon thirty days prior written notice to the other party. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rate of 1.25% and 2.25%, respectively, for Advisor Class Shares and Broker Class Shares. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the fee was borne by the Adviser. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. As of September 30, 2011, the recoupments that may potentially be made by the Fund are as follows:

March 31, 2013	March 31, 2014	Total
$301,225	$489,755	$790,980

(b) DISTRIBUTION AND SERVICING AGREEMENT

In consideration for providing or procuring investor services and administrative assistance to the Fund, MII will receive an investor distribution and servicing fee equal to 1.00% (on an annualized basis) of the Fund’s aggregate monthly net assets of Broker Class Shares, calculated at the end of each month (before any repurchases of Shares), and payable quarterly in arrears. Advisor Class Shares are not subject to any investor distribution and servicing fee.

9. INDEBTEDNESS OF THE FUND

As a fundamental policy, the Fund may borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time in order to meet redemption requests, for bridge financing of investments in Hedge Funds, or for cash management purposes.

In effecting the Fund’s investment strategies, the Fund does not intend to leverage its investments with Hedge Fund Managers, however, it may do so in the future. The Fund may choose to engage in such leveraging of its investments if the Adviser believes it can generate greater returns on such borrowed funds than the cost of borrowing. However, there is no assurance that returns from borrowed funds would exceed interest expense. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by Hedge Funds are not subject to this requirement. Certain short-term borrowings under the

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

9. INDEBTEDNESS OF THE FUND - (continued)

1940 Act are not considered the use of investment leverage, and are subject to the above asset coverage requirement. The Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Fund’s operations, including preventing the Fund from conducting a repurchase of its interests. In addition, the terms of any borrowing may impose certain investment restrictions on the Fund.

On June 20, 2011, the Fund entered into a line of credit agreement with an expiration date of June 19, 2012 (the “Agreement”) with Bank of America N.A., London Branch. The Agreement provides a $3,000,000 credit facility, with available borrowing capacity subject to collateral percentage allocations of 15%-50% (“manager percentages”). These manager percentages are an allocation of an eligible investee fund interest issued by an eligible investee fund that is managed by a new investee fund manager. The Fund must also diversify its allocations among at least 15 underlying eligible investee fund interests. The Fund has pledged its investments and other assets as collateral to Bank of America N.A., London Branch to secure borrowings under the Agreement. The Agreement provides for an annual commitment fee of 0.80% plus interest accruing on any borrowed amounts at the one-month London Interbank Offered Rate (LIBOR) plus a spread of 1.90% per annum, payable monthly in arrears. For the six months ended September 30, 2011, the commitment fee paid to Bank of America N.A., London Branch was $4,867. The average amount of the borrowings during the six months ended September 30, 2011 was $18,333. The weighted average interest rate paid on the line of credit outstanding borrowings during the six months ended September 30, 2011 was 2.13%.

10. FINANCIAL HIGHLIGHTS

	Advisor Class Shares
	For the six months ended September 30, 2011 (Unaudited)	For the period from September 1, 2010 through March 31, 2011(1)
Per share operating performance:
Net asset value, beginning of period	$10.28	$10.00
Income from operations:
Net investment loss(2)	(0.07)	(0.07)
Net realized and unrealized gain (loss) from investments	(0.35)	0.67
Net increase (decrease) resulting from operations	(0.42)	0.60
Distributions paid from:
Net investment income	—	(0.32)
Net asset value, end of period	$9.86	$10.28
Net investment loss to average net assets(3)(4)	(1.29)%	(1.25)%
Total gross operating expenses to average net assets(3)(4)(5)(6)	4.38%	2.92%
Total net operating expenses to average net assets(3)(4)(6)	1.29%	1.25%
Portfolio Turnover	2.62%	15.76%
Total return(7)	(4.09)%	6.00%
Net assets, end of period (000's)	30,503	31,792

(1)	The Man Long Short Fund commenced operations on September 1, 2010.
(2)	Calculated using average shares measured at the end of each month during the period.
(3)	Ratios are calculated by dividing by average net assets measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.
(4)	Ratios do not reflect the Fund’s proportionate share of income and expenses of the Hedge Funds.

MAN LONG SHORT FUND

Notes to Financial Statements
September 30, 2011
(Unaudited)

10. FINANCIAL HIGHLIGHTS - (continued)

(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(6)	The ratio includes accrued fees associated with the Fund’s line of credit during the period. The net expense ratio to average net assets for the six months ended September 30, 2011 was 1.25%, exclusive of these fees in accordance with the expense limitation agreement.
(7)	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

11. SUBSEQUENT EVENTS

The Fund accepts initial or additional applications for Shares generally as of the first day of the month. Investor subscriptions for Shares totaled approximately $0 and $130,000 for October and November 2011, respectively.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to be made in the financial statements as of September 30, 2011.

MAN LONG SHORT FUND

Supplemental Information
September 30, 2011
(Unaudited)

Trustees and Officers

The Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees

Prior to July 1, 2011, the Fund paid each Trustee who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $30,000, and meeting fees of $1,000 (or $500 in the case of telephonic meetings) and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof. Effective July 1, 2011, the Independent Trustees will each be paid an annual retainer of $15,000 and meeting fees of $1,000 (or $500 in the case of telephonic meetings) by the Fund. Trustees are also reimbursed by the Fund for their travel and expenses related to Board Meetings. In the interest of retaining Independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Fund as of September 30, 2011.

Asset Class(1)	Fair Value
Equity Hedge	$30,691,833	100.00%
Total Investments	$30,691,833	100.00%

(1)	The complete list of investments included in the following asset class category is included in the Schedule of Investments of the Fund.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-866-436-2512; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees of the Fund. The SAI is available, without charge, upon request by calling 1-866-436-2512.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The Adviser’s Management Board, Product & Portfolio Board and Asset Allocation Board

The personnel of the Adviser who have primary responsibility for management of the Fund, including the selection of Hedge Fund Managers and the allocation of the Fund’s assets among the Hedge Fund Managers, are:

Robin Lowe.   Mr. Lowe is Head of the Equities Style team within Hedge Fund Research of Man Investments and is also a member of the Manager Board.  Mr. Lowe is based in New York, New York.  Prior to his current responsibilities, Mr. Lowe headed the Equity Hedge team for the U.S. and Europe, also within Man’s Hedge Fund Research.  Before this, Mr. Lowe headed RMF Investment Management Corp.’s Equity Hedge team for the U.S. and Europe.  Mr. Lowe is the portfolio manager for other private funds.  Prior to joining RMF in 2005, Mr. Lowe was with Lehman Brothers in London and New York as a senior member of the Hedge Fund and Institutional Equity Sales & Trading team from 1995 to 2005.

Art Holly.  Mr. Holly is Head of Portfolio Management (North America) for Man Investments’ multi-manager business, and is based in New York, New York.  Mr. Holly is a member of the Hedge Fund Asset Allocation Board and the Product & Portfolio Board.  Prior to his current responsibilities, Mr. Holly was Head of Portfolio Management of RMF Investment Management (USA) Corp.   He was responsible for the oversight of the U.S. portfolios and business development.  Before joining RMF in 2008, Mr. Holly was Director of the Hedge Fund Development and Management Group at Merrill Lynch, where he created and managed an event driven portfolio of hedge funds, sourced potential managers, negotiated terms with fund managers and conducted due diligence.

The Adviser manages investment programs which are similar to that of the Fund, and the Adviser and/or its affiliates may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Fund.

Other Accounts Managed by the Investment Adviser

The Portfolio Managers, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of September 30, 2011: (i) the number of registered investment companies (including the Fund), other pooled investment vehicles and other accounts managed by the Portfolio Managers and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name of Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager (1)		Other Pooled Investment Vehicles Managed by Portfolio Manager (2)		Other Accounts Managed by Portfolio Manager
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Robin Lowe	0	$0	0	$ 0	0	$0
Art Holly	0	$0	3	$ 352 million	0	0

(1)	This chart does not include information with respect to the Fund.
(2)	Includes both discretionary and non-discretionary accounts.

Name of Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager (1)		Other Accounts Managed by Portfolio Manager
	Number with Performance-Based Fees	Total Assets with Performance Based Fees	Number with Performance-Based Fees	Total Assets with Performance Based Fees	Number with Performance-Based Fees	Total Assets with Performance Based Fees
Robin Lowe	0	0	0	$ 0 million	0	$ 0
Art Holly	0	0	3	$ 331 million	0	$ 0

(1)	Includes both discretionary and non-discretionary accounts.

Conflicts of Interest of the Adviser

The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Fund.  In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, “Other Accounts”).  The Fund has no interest in these activities.  As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Fund and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Fund and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets they commit to such investment.  There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for one or more Other Accounts.  However, it is the policy of the Adviser that: investment decisions for the Fund and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Fund.  Therefore, there may be situations where the Adviser does not invest the Fund’s assets in certain Hedge Funds in which Other Accounts may invest or in which the Fund may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Fund and may manage such accounts on terms that are more favorable to them (e.g., may receive higher fees or performance allocations) than the terms on which they manage the Fund.  In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Fund is subject.

Compensation to Portfolio Managers

Portfolio managers at the Adviser are compensated through a number of different methods.  First, a base salary is paid to all of the portfolio managers.  Secondly, an objective related bonus is paid annually and reflect the level of achievement the portfolio manager has made regarding the investment activities of the Adviser in respect of its accounts for that period with the overall bonus pool which is based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole.  Portfolio managers are also typically invited to participate in a deferred share plan which provides for a grant of equity subject to a vesting period.  Portfolio managers who participate in the incentive program generally receive a grant of equity in the form of Man Group plc stock but may be eligible to elect to have up to 50% of the amount instead be invested in an investment vehicle linked to the performance of another Man Fund.  There are no other special compensation schemes for the portfolio managers.

Securities Ownership of Portfolio Manager

The table below shows the dollar range of the interests of each Fund beneficially owned as of September 30, 2011 by each Portfolio Manager.

Portfolio Manager	Fund
Robin Lowe	None
Art Holly	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Man Long Short Fund

By (Signature and Title)	/s/ John B. Rowsell
John B. Rowsell
Trustee and Principal Executive Officer

Date:	December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Rowsell
John B. Rowsell
Trustee and Principal Executive Officer

Date:	December 8, 2011

By (Signature and Title)	/s/ Jordan Allen
Jordan Allen
Treasurer and Principal Financial and Accounting Officer

Date:	December 8, 2011